RESTRICTED CASH AND SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2014
Restricted Cash and Investments [Abstract]
Components of restricted cash and cash equivalents

Our restricted cash and short-term investment balances are as follows:

(in thousands of $)	2014	2013
Restricted cash relating to share repurchase forward swap (see note 35)	46,051	—
Restricted cash in relation to the Golar Viking	25,000	—
Restricted cash relating to projects	3,111	26,543
Restricted cash relating to office lease	425	—
Total restricted cash	74,587	26,543
Less: Amounts included in short-term restricted cash and short-term investments	74,162	23,432
Long-term restricted cash	425	3,111